Shareholders' equity	12 Months Ended
Dec. 31, 2022
Shareholders' Equity [Abstract]
Shareholders' equity	Shareholders' equityRepurchases and cancellation of shares
Kyrgyzaltyn transaction
On July 29, 2022, the Company announced the closing of the Arrangement Agreement (note 6). As a result of the completion of the Arrangement Agreement, the Company repurchased and cancelled all of Kyrgyzaltyn’s 77,401,766 Centerra common shares for the total consideration of $93.3 million, including $7.0 million paid in direct and incremental transaction costs.
NCIB
On October 11, 2022 the Company announced that it had received approval from the Toronto Stock Exchange to establish a normal course issuer bid program. Under the NCIB, Centerra may purchase for cancellation up to an aggregate of 15,610,813 common shares in the capital of the Company during the twelve-month period commencing on October 13, 2022 and ending on October 12, 2023, representing 10% of the public float.
During year ended December 31, 2022, the Company repurchased and cancelled 2,183,900 common shares, for the total consideration of $11.2 million at an average price of $5.11 (C$6.87) per share as part of its authorized NCIB program. The total consideration received for the cancelled shares, including transaction costs, was treated as a reduction to common share capital.

The calculation of basic and diluted weighted average common shares for the year ended December 31, 2022 included the impact of the cancellation of these common shares.
b.(Loss) earnings per share
Computation for basic and diluted (loss) earnings per share from continuing operations:

	2022	2021
(Loss) earnings - continuing operations	$(77,209)	$446,949
Dilutive impact related to the RSU plan	—	(1,022)
Dilutive impact related to the PSU plan	(5,580)	(4,291)
Diluted (loss) earnings - continuing operations for diluted (loss) earnings per share	$(82,789)	$441,636

Basic weighted average common shares (in thousands)	265,091	296,630
Dilutive impact of stock options (in thousands)	—	633
Dilutive impact related to the RSU plan (in thousands)	—	1,024
Dilutive impact related to the PSU plan (in thousands)	1,207	—
Diluted weighted average common shares (in thousands)	266,298	298,287

(Loss) earnings per share - continuing operations:
Basic	$(0.29)	$1.51
Diluted	$(0.31)	$1.48
Computation for basic and diluted loss per share from discontinued operations:

	2022	2021
Net loss from discontinued operations	$—	$(828,717)
Basic and diluted weighted average common shares (in thousands)	—	296,630

Loss per share from discontinued operations - basic and diluted	$—	$(2.79)
Computation for basic and diluted loss per share:

	2022	2021
Net loss	$(77,209)	$(381,768)
Dilutive impact related to the PSU plan	(5,580)	—
Diluted loss	$(82,789)	$(381,768)

Basic weighted average common shares (in thousands)	265,091	296,630
Dilutive impact related to the PSU plan (in thousands)	1,207	—
Diluted weighted average common shares (in thousands)	266,298	296,630

Loss per share:
Basic	$(0.29)	$(1.29)
Diluted	$(0.31)	$(1.29)
For the years ended December 31, 2022 and 2021, certain potentially anti-dilutive securities, including stock options were excluded from the calculation of diluted loss per share due to the exercise prices being greater than the average market price of the Company’s common shares for the respective periods.
Anti-dilutive securities, excluded from the calculation, are summarized below:

	2022	2021
RSUs and stock options excluded from (loss) earnings per share from continuing operations (in thousands)	1,156	—
RSUs and stock options excluded from loss per share (in thousands)	1,156	1,657
c.Share-based compensation
The impact of share-based compensation as of and for the years ended December 31, 2022 and 2021 is summarized as follows:

	2022		2021
	Expense	Liability	Expense	Liability
Stock options	$875	$—	$1,676	$—
Performance share units	(1,355)	1,113	(1,654)	7,054
Deferred share units	(399)	2,363	(874)	2,936
Restricted share units	1,649	1,086	2,215	1,454
	$770	$4,562	$1,363	$11,444
Employee Stock Options
Under the Company’s Stock Option plan, options to purchase common shares of the Company may be granted to officers and employees. The exercise price of options granted under this plan is not less than the weighted average common share price for the five trading days prior to the date of grant. Options granted vest over three years and expire after eight years from the date granted. The Black-Scholes model is used to estimate the fair value of stock options granted.
Centerra’s stock options transactions during the year ended December 31, 2022 and 2021 were as follows:

	2022			2021
	Number of Options	Weighted Average Exercise Price		Number of Options	Weighted Average Exercise Price
Balance, January 1	3,223,475	C$	9.23	3,335,399	C$	7.97
Granted	1,568,800	6.94		883,981	12.22
Forfeited	(463,514)	(12.20)		(239,849)	(10.75)
Exercised	(558,689)	(6.14)		(756,056)	(6.68)
Outstanding, end of year	3,770,072	C$	8.37	3,223,475	C$	9.23
Options exercisable, end of year	1,670,056	C$	8.45	1,615,829	C$	7.37
The weighted average market price of shares issued for options exercised in the year ended December 31, 2022 was C$10.88 (December 31, 2021 - C$11.74).
The following table summarizes information related to share options outstanding at December 31, 2022:

	Share options outstanding			Share options exercisable
Range	Number of options outstanding	Weighted Average remaining contractual life (years)	Weighted average exercise price	Number of options outstanding	Weighted Average remaining contractual life (years)	Weighted average exercise price
C$6.05 - C$6.75	661,980	3.10	$6.53	661,980	3.10	$6.53
C$6.76 - C$6.86	329,429	3.18	6.77	329,429	3.18	6.77
C$6.87 - C$7.05	1,561,466	7.88	6.94	—	—	—
C$7.06 - C$12.37	752,588	5.04	11.04	368,913	3.81	9.92
C$12.38 - C$17.98	464,609	5.37	12.57	309,734	5.37	12.57
Total	3,770,072	5.75	$8.37	1,670,056	3.69	$8.45
The Company used the Black-Scholes Option Pricing Model to estimate fair value of stock options using the following weighted average assumptions:

	2022	2021
Expected stock price volatility	48.98% - 49.13%	50.06% - 56.35%
Risk-free interest rate	3.61% - 3.80%	0.29% - 0.90%
Expected life (in years)	4.0 - 5.0	2.0 - 5.0
Expected dividend yield	5.19% - 5.52%	1.61%
Exercise price	$6.94	$12.22
Performance Share Unit plan
Centerra’s PSU plan transactions during the years ended December 31, 2022 and 2021 were as follows:

Number of units	2022	2021
Balance, January 1	1,377,408	1,862,267
Granted	873,123	545,898
Exercised	(675,729)	(748,593)
Forfeited	(368,185)	(282,164)
Balance, December 31	1,206,617	1,377,408
Deferred Share Unit plan
Centerra’s DSU plan transactions during the years ended December 31, 2022 and 2021 were as follows:

Number of units	2022	2021
Balance, January 1	382,848	319,746
Granted	70,846	63,102
Exercised	—	—
Balance, December 31	453,694	382,848
Restricted Share Unit plan
Centerra’s RSU plan transactions during the years ended December 31, 2022 and 2021 were as follows:

Number of units	2022	2021
Balance, January 1	939,676	951,471
Granted	370,369	444,075
Redeemed	(290,098)	(455,870)
Forfeited	(23,292)	—
Balance, December 31	996,655	939,676
d.ESPP
In 2022, 132,966 common shares were subscribed for under the ESPP (2021 – 137,203 common shares) for a value of $0.9 million (2021 – $1.2 million).
e.Dividends
On February 23, 2023, the Board approved a quarterly dividend of C$0.07 per share to shareholders of record on March 14, 2023.